Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001608530
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2020
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A